OTHER EXPENSES, NET - Other Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Income and Expenses [Abstract]
Credit losses	$ 1,200	$ 1,457	$ 1,000
Other	799	1,355	138
Total other expenses, net	$ 1,999	$ 1,812	$ 1,138